CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	R$ 2,890,144	R$ 2,555,338
Short-term investments	459,470	821,518
Trade account receivable - net	3,201,656	2,798,420
Inventories	9,167,689	6,701,404
Tax credits	527,428	402,429
Income and social contribution taxes recoverable	445,561	487,633
Unrealized gains on financial instruments	30,711
Assets held for sale		3,745,634
Other current assets	780,423	469,737
TOTAL CURRENT ASSETS	17,503,082	17,982,113
NON-CURRENT ASSETS
Tax credits	32,065	30,841
Deferred income taxes	3,874,054	3,054,393
Unrealized gains on financial instruments	2,706
Related parties	27,939	51,839
Judicial deposits	2,135,414	2,051,181
Other non-current assets	449,592	542,973
Prepaid pension cost	17,952	1,149
Advance for future investment in joint venture	375,456
Investments in associates and joint ventures	1,367,802	1,280,299
Goodwill	9,112,390	7,891,142
Other Intangibles	836,096	972,089
Property, plant and equipment, net	15,546,481	16,443,742
TOTAL NON-CURRENT ASSETS	33,777,947	32,319,648
TOTAL ASSETS	51,281,029	50,301,761
CURRENT LIABILITIES
Trade accounts payable	4,119,057	3,179,954
Short-term debt	1,822,183	2,004,341
Debentures	2,755
Taxes payable	351,545	284,101
Income and social contribution taxes payable	395,682	70,242
Payroll and related liabilities	588,627	443,859
Dividends payable	169,616
Employee benefits	157	253
Environmental liabilities	60,419	21,928
Unrealized losses on financial instruments	5,245
Liabilities held for sale		1,084,032
Other current liabilities	988,967	625,410
TOTAL CURRENT LIABILITIES	8,504,253	7,714,120
NON-CURRENT LIABILITIES
Long-term debt	11,545,658	14,457,315
Debentures	1,536,118	47,928
Related parties	1,350
Deferred income taxes	118,368	82,686
Unrealized losses on financial instruments		1,267
Provision for tax, civil, and labor liabilities	770,305	827,883
Environmental liabilities	72,228	63,263
Employee benefits	1,356,560	1,424,611
Obligations with FIDC	938,526	1,135,077
Other non-current liabilities	499,092	653,670
TOTAL NON-CURRENT LIABILITIES	16,838,205	18,693,700
EQUITY
Capital	19,249,181	19,249,181
Treasury stocks	(280,426)	(76,085)
Capital reserves	11,597	11,597
Retained earnings	4,806,089	3,315,374
Transactions with non-controlling interests without change of control	(2,870,825)	(2,870,831)
Other reserves	4,814,988	4,015,965
EQUITY ATTRIBUTABLE TO THE EQUITY HOLDERS OF THE PARENT	25,730,604	23,645,201
NON-CONTROLLING INTERESTS	207,967	248,740
EQUITY	25,938,571	23,893,941
TOTAL LIABILITIES AND EQUITY	R$ 51,281,029	R$ 50,301,761